LEASE - Consolidated Balance Sheet (Details) - Dec. 31, 2019 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Amounts reported in the consolidated balance sheet
Operating lease right-of-use assets	$ 4,952	¥ 34,476
Operating lease liabilities	$ 4,431	¥ 30,846